Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Document Period End Date	Jun. 30, 2024
C000117965 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series I
Trading Symbol	JTBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 952,506,005
Holdings Count | Holding	936
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117966 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series II
Trading Symbol	JAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 952,506,005
Holdings Count | Holding	936
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022342 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series NAV
Trading Symbol	JAGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 952,506,005
Holdings Count | Holding	936
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022355 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series I
Trading Symbol	JADZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$44	0.79%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%
Net Assets	$ 2,040,896,956
Holdings Count | Holding	80
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

C000022356 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series II
Trading Symbol	JADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$55	0.99%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Net Assets	$ 2,040,896,956
Holdings Count | Holding	80
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

C000022354 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series NAV
Trading Symbol	JAEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
Net Assets	$ 2,040,896,956
Holdings Count | Holding	80
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

C000022399 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series I
Trading Symbol	JAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,394,917,949
Holdings Count | Holding	119
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

C000022400 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series II
Trading Symbol	JAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 1,394,917,949
Holdings Count | Holding	119
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

C000022398 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series NAV
Trading Symbol	JAEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 1,394,917,949
Holdings Count | Holding	119
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

C000022375 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series I
Trading Symbol	JADKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 789,479,462
Holdings Count | Holding	1,028
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022376 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series II
Trading Symbol	JAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 789,479,462
Holdings Count | Holding	1,028
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022374 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series NAV
Trading Symbol	JVCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 789,479,462
Holdings Count | Holding	1,028
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022604 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series I
Trading Symbol	JELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 535,879,111
Holdings Count | Holding	23
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022605 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series II
Trading Symbol	JAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 535,879,111
Holdings Count | Holding	23
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022603 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 535,879,111
Holdings Count | Holding	23
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022637 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series I
Trading Symbol	JEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 624,621,408
Holdings Count | Holding	113
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

C000022638 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series II
Trading Symbol	JAGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Net Assets	$ 624,621,408
Holdings Count | Holding	113
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

C000022636 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series NAV
Trading Symbol	JAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 624,621,408
Holdings Count | Holding	113
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

C000022568 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series I
Trading Symbol	JADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 217,019,823
Holdings Count | Holding	877
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022569 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series II
Trading Symbol	JADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 217,019,823
Holdings Count | Holding	877
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022567 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series NAV
Trading Symbol	JAJNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 217,019,823
Holdings Count | Holding	877
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022599 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series I
Trading Symbol	JELMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 1,102,168,748
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022600 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 1,102,168,748
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022598 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,102,168,748
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022347 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series I
Trading Symbol	JAHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 971,518,819
Holdings Count | Holding	1
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022348 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series II
Trading Symbol	JAHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 971,518,819
Holdings Count | Holding	1
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022349 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series III
Trading Symbol	JAHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029 800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$15	0.27%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%
Net Assets	$ 971,518,819
Holdings Count | Holding	1
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000117967 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series I
Trading Symbol	JFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 9,907,607,701
Holdings Count | Holding	505
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

C000117968 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series II
Trading Symbol	JAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029 800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 9,907,607,701
Holdings Count | Holding	505
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

C000022362 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series NAV
Trading Symbol	JAGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 9,907,607,701
Holdings Count | Holding	505
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

C000022689 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series I
Trading Symbol	JAJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 285,645,764
Holdings Count | Holding	89
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

C000022690 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series II
Trading Symbol	JAJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 285,645,764
Holdings Count | Holding	89
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

C000022688 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series NAV
Trading Symbol	JAJJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 285,645,764
Holdings Count | Holding	89
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

C000022431 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series I
Trading Symbol	JAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 547,959,098
Holdings Count | Holding	956
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022432 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series II
Trading Symbol	JAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 547,959,098
Holdings Count | Holding	956
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022430 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series NAV
Trading Symbol	JAHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 547,959,098
Holdings Count | Holding	956
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022475 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series I
Trading Symbol	JAHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$33	0.62%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 949,341,415
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022476 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series II
Trading Symbol	JAHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 949,341,415
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022477 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series III
Trading Symbol	JAHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 949,341,415
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022351 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series I
Trading Symbol	JAHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 366,943,871
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022352 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series II
Trading Symbol	JAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 366,943,871
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022353 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series III
Trading Symbol	JAHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 366,943,871
Holdings Count | Holding	1
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022367 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series I
Trading Symbol	JAFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series I/JAFHX)	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 673,762,648
Holdings Count | Holding	53
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

C000022368 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series II
Trading Symbol	JAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series II/JAFJX)	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 673,762,648
Holdings Count | Holding	53
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

C000022366 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series NAV
Trading Symbol	JAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series NAV/JAFGX)	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 673,762,648
Holdings Count | Holding	53
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

C000022403 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series I
Trading Symbol	JEFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 116,313,349
Holdings Count | Holding	54
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

C000022404 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series II
Trading Symbol	JEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 116,313,349
Holdings Count | Holding	54
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

C000022402 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series NAV
Trading Symbol	JAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 116,313,349
Holdings Count | Holding	54
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

C000117969 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series I
Trading Symbol	JIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 933,150,693
Holdings Count | Holding	2,114
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

C000117970 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series II
Trading Symbol	JAJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 933,150,693
Holdings Count | Holding	2,114
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

C000022668 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series NAV
Trading Symbol	JVANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 933,150,693
Holdings Count | Holding	2,114
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

C000022704 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series I
Trading Symbol	JESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 505,838,385
Holdings Count | Holding	1,823
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

C000022705 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series II
Trading Symbol	JAJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 505,838,385
Holdings Count | Holding	1,823
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

C000022703 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 505,838,385
Holdings Count | Holding	1,823
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

C000022712 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series I
Trading Symbol	JESVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series I/JESVX)	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Net Assets	$ 445,341,561
Holdings Count | Holding	81
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

C000022713 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series II
Trading Symbol	JAGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series II/JAGZX)	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 445,341,561
Holdings Count | Holding	81
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

C000022711 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series NAV
Trading Symbol	JAHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series NAV/JAHBX)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 445,341,561
Holdings Count | Holding	81
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

C000022411 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series I
Trading Symbol	JEFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 302,950,356
Holdings Count | Holding	58
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

C000022412 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series II
Trading Symbol	JAJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 302,950,356
Holdings Count | Holding	58
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

C000022410 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series NAV
Trading Symbol	JAJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 302,950,356
Holdings Count | Holding	58
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

C000022443 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series I
Trading Symbol	JEHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 261,538,330
Holdings Count | Holding	177
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

C000022444 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series II
Trading Symbol	JAFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 261,538,330
Holdings Count | Holding	177
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

C000022442 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series NAV
Trading Symbol	JAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 261,538,330
Holdings Count | Holding	177
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

C000022625 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series I
Trading Symbol	JAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 611,761,363
Holdings Count | Holding	66
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

C000022626 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series II
Trading Symbol	JAEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 611,761,363
Holdings Count | Holding	66
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

C000022624 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series NAV
Trading Symbol	JAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 611,761,363
Holdings Count | Holding	66
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%

Largest Holdings [Text Block]
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

C000022665 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series I
Trading Symbol	JEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 2,502,837,366
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

C000022666 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series II
Trading Symbol	JFLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 2,502,837,366
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

C000022664 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series NAV
Trading Symbol	JADDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 2,502,837,366
Holdings Count | Holding	48
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

C000022419 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series I
Trading Symbol	JAEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 155,311,763
Holdings Count | Holding	1,025
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022420 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series II
Trading Symbol	JAEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Net Assets	$ 155,311,763
Holdings Count | Holding	1,025
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022418 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series NAV
Trading Symbol	JAEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 155,311,763
Holdings Count | Holding	1,025
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022447 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series I
Trading Symbol	JAELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 182,257,769
Holdings Count | Holding	401
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022448 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series II
Trading Symbol	JAEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 182,257,769
Holdings Count | Holding	401
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022446 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series NAV
Trading Symbol	JAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 182,257,769
Holdings Count | Holding	401
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022589 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JELGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 5,584,982,329
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022590 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series II
Trading Symbol	JAJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 5,584,982,329
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022724 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series I
Trading Symbol	JAEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 122,495,521
Holdings Count | Holding	206
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

C000022725 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series II
Trading Symbol	JAERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
Net Assets	$ 122,495,521
Holdings Count | Holding	206
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

C000022723 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series NAV
Trading Symbol	JAEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 122,495,521
Holdings Count | Holding	206
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

C000022760 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JETSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 961,364,345
Holdings Count | Holding	3,178
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

C000022761 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series II
Trading Symbol	JAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 961,364,345
Holdings Count | Holding	3,178
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

C000022641 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series I
Trading Symbol	JHOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,246,189,906
Holdings Count | Holding	193
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022642 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series II
Trading Symbol	JAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,246,189,906
Holdings Count | Holding	193
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022640 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series NAV
Trading Symbol	JABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,246,189,906
Holdings Count | Holding	193
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022685 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series I
Trading Symbol	JAJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 96,144,161
Holdings Count | Holding	2,986
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

C000022686 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series II
Trading Symbol	JAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 96,144,161
Holdings Count | Holding	2,986
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

C000022684 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series NAV
Trading Symbol	JAJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 96,144,161
Holdings Count | Holding	2,986
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

C000022594 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series I
Trading Symbol	JELBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 4,191,788,110
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022595 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series II
Trading Symbol	JAJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 4,191,788,110
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022593 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 4,191,788,110
Holdings Count | Holding	28
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022621 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series I
Trading Symbol	JECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,217,030,004
Holdings Count | Holding	403
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

C000022622 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series II
Trading Symbol	JAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,217,030,004
Holdings Count | Holding	403
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

C000022620 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,217,030,004
Holdings Count | Holding	403
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

C000022708 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series I
Trading Symbol	JADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 159,236,359
Holdings Count | Holding	1,072
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

C000022709 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series II
Trading Symbol	JADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 159,236,359
Holdings Count | Holding	1,072
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

C000022707 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series NAV
Trading Symbol	JADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 159,236,359
Holdings Count | Holding	1,072
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

C000022740 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series I
Trading Symbol	JESNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 398,569,525
Holdings Count | Holding	522
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022741 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series II
Trading Symbol	JESPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 398,569,525
Holdings Count | Holding	522
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022739 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series NAV
Trading Symbol	JVRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 398,569,525
Holdings Count | Holding	522
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099626 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series I
Trading Symbol	JHGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 5,202,706,117
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099627 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series II
Trading Symbol	JAIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 5,202,706,117
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099628 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 5,202,706,117
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022588 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 5,584,982,329
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series I
Trading Symbol	JAJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 228,997,231
Holdings Count | Holding	178
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

C000047760 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series II
Trading Symbol	JEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 228,997,231
Holdings Count | Holding	178
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

C000047761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series NAV
Trading Symbol	JHVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 228,997,231
Holdings Count | Holding	178
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

C000022744 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series I
Trading Symbol	JVFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 808,589,942
Holdings Count | Holding	56
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

C000022745 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series II
Trading Symbol	JADJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 808,589,942
Holdings Count | Holding	56
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

C000022743 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series NAV
Trading Symbol	JADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 808,589,942
Holdings Count | Holding	56
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

C000022820 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series I
Trading Symbol	JESTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$55	0.98%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%
Net Assets	$ 1,094,612,980
Holdings Count | Holding	92
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

C000022821 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series II
Trading Symbol	JAFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$66	1.18%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.18%
Net Assets	$ 1,094,612,980
Holdings Count | Holding	92
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

C000022819 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series NAV
Trading Symbol	JAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$52	0.93%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
Net Assets	$ 1,094,612,980
Holdings Count | Holding	92
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

C000078286 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series I
Trading Symbol	JAFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 5,949,721,584
Holdings Count | Holding	739
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078287 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series II
Trading Symbol	JHBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 5,949,721,584
Holdings Count | Holding	739
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078285 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series NAV
Trading Symbol	JAGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 5,949,721,584
Holdings Count | Holding	739
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099623 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series I
Trading Symbol	JHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 157,317,121
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099624 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series II
Trading Symbol	JAIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 157,317,121
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099625 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 157,317,121
Holdings Count | Holding	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000111804 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Equity Allocation Trust
Class Name	Series NAV
Trading Symbol	JAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 7,209,319,208
Holdings Count | Holding	3,387
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,209,319,208
Total number of portfolio holdings	3,387
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.9%
NVIDIA Corp.	3.5%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Novo Nordisk A/S, Class B	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Eli Lilly & Company	0.9%

Sector Composition
Information technology	21.5%
Financials	14.7%
Industrials	11.9%
Health care	11.9%
Consumer discretionary	10.3%
Communication services	6.4%
Consumer staples	6.1%
Energy	4.0%
Materials	3.9%
Real estate	2.6%
Utilities	2.5%
Short-term investments and other	4.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.9%
NVIDIA Corp.	3.5%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Novo Nordisk A/S, Class B	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Eli Lilly & Company	0.9%

C000022759 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series NAV
Trading Symbol	JAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 961,364,345
Holdings Count | Holding	3,178
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

C000022832 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series I
Trading Symbol	JESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 279,511,446
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

C000022833 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series II
Trading Symbol	JAGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029 800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 279,511,446
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

C000022831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series NAV
Trading Symbol	JAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 279,511,446
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

C000047764 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series I
Trading Symbol	JAJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 205,547,906
Holdings Count | Holding	1
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047762 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series II
Trading Symbol	JAHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 205,547,906
Holdings Count | Holding	1
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047763 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series III
Trading Symbol	JAHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 205,547,906
Holdings Count | Holding	1
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022812 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series I
Trading Symbol	JADBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 282,655,599
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

C000022813 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series II
Trading Symbol	JAJLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 282,655,599
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

C000022811 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series NAV
Trading Symbol	JAJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 282,655,599
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

C000047744 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series I
Trading Symbol	JAHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,191,879,012
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047745 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series II
Trading Symbol	JAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,191,879,012
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047746 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series III
Trading Symbol	JAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 1,191,879,012
Holdings Count | Holding	1
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000063027 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series I
Trading Symbol	JAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 472,814,650
Holdings Count | Holding	344
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

C000063028 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series II
Trading Symbol	JAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 472,814,650
Holdings Count | Holding	344
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

C000063026 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series NAV
Trading Symbol	JAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 472,814,650
Holdings Count | Holding	344
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

C000090649 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series I
Trading Symbol	JAGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 233,781,882
Holdings Count | Holding	149
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090650 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series II
Trading Symbol	JAGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 233,781,882
Holdings Count | Holding	149
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090651 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series NAV
Trading Symbol	JAGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 233,781,882
Holdings Count | Holding	149
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073238 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series I
Trading Symbol	JAJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 158,511,893
Holdings Count | Holding	103
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073239 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series II
Trading Symbol	JAFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 158,511,893
Holdings Count | Holding	103
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073237 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series NAV
Trading Symbol	JAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 158,511,893
Holdings Count | Holding	103
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099620 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series I
Trading Symbol	JHBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 968,473,102
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099621 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series II
Trading Symbol	JAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 968,473,102
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099622 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 968,473,102
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099629 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series I
Trading Symbol	JHMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 279,669,848
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099630 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 279,669,848
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099631 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 279,669,848
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.